SUBORDINATED LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of subordinated liabilities [text block] [Abstract]
Disclosure of subordinated liabilities [text block]

NOTE 38: SUBORDINATED LIABILITIES

The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Preferred securities £m	Undated subordinated liabilities £m	Dated subordinated liabilities £m	Total £m
At 1 January 2017	864	4,134	599	14,234	19,831
Issued during the year	–	–	–	–	–
Repurchases and redemptions during the year[1]	–	(237)	–	(771)	(1,008)
Foreign exchange movements	(43)	(221)	(34)	(487)	(785)
Other movements (all non-cash)	(8)	14	–	(122)	(116)
At 31 December 2017	813	3,690	565	12,854	17,922

1	The repurchases and redemptions resulted in cash outflows of £1,008 million.

Repurchases and redemptions during the year
Preferred securities	£m
7.627% Fixed to Floating Rate Guaranteed Non-voting Non-cumulative	163
Preferred Securities
4.385% Step-up Perpetual Capital Securities callable 2017 (€750 million)	74
237

Dated subordinated liabilities	£m
Subordinated Callable Notes 2017	771
771

There were no repurchases of preference shares or undated subordinated liabilities during the year.

	Preference shares £m	Preferred securities £m	Undated subordinated liabilities £m	Enhanced capital notes £m	Dated subordinated liabilities £m	Total £m
At 1 January 2016	980	3,748	965	3,610	14,009	23,312
Issued during the year[1]	–	–	–	–	1,061	1,061
Tender offers and redemptions[2]	–	–	–	(3,568)	–	(3,568)
Other repurchases and redemptions during the year[2]	(319)	(182)	(475)	–	(3,070)	(4,046)
Foreign exchange movements	127	511	166	93	1,854	2,751
Other movements (all non-cash)	76	57	(57)	(135)	380	321
At 31 December 2016	864	4,134	599	–	14,234	19,831

Other repurchases and redemptions

Preference shares	£m
6.267% Non-Cumulative Callable Fixed to Floating Rate Preference shares callable 2016	319

Preferred securities	£m
4.939% Non-voting Non-cumulative Perpetual Preferred Securities	32
7.286% Perpetual Regulatory Tier One Securities (Series A)	150
182

Undated subordinated liabilities	£m
7.5% Undated Subordinated Step-up Notes	5
4.25% Subordinated Undated Instruments	7
Floating Rate Primary Capital Notes	108
Primary Capital Undated Floating Rate Notes[3]	353
5.125% Undated subordinated Step-up Notes callable 2016	2
475

Dated subordinated liabilities	£m
Subordinated Fixed to Fixed Rate Notes 2021 callable 2016[4]	2,359
Callable Floating Rate Subordinated Notes 2016	329
Subordinated Callable Notes 2016	382
3,070

1	4.65% Subordinated Fixed Rate Notes 2026 (US$1,500 million).

2	In total, the tender offers, repurchases and redemptions resulted from cash outflows of £7,885 million.

3	Comprising Series 1 (£101 million), Series 2 (£142 million), Series 3 (£110 million).

4	Comprising notes with the following coupon rates: 13% (£244 million), 10.125% (£233 million), 11.875% (£960 million), 10.75% (£466 million), 9.875% (£456 million).

These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities. The subordination of the dated Enhanced Capital Notes (ECNs) ranked equally with that of the dated subordinated liabilities. The Group has not had any defaults of principal, interest or other breaches with respect to its subordinated liabilities during 2017 (2016: none).